STOCK-BASED COMPENSATION PLANS Schedule of stock option activity (Details) - Stock options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares
Number of Shares
Outstanding at the beginning of the period (in shares)	1,463,481		1,315,623		965,911
Granted (in shares)	343,173		685,936		651,357
Exercised (in shares)	(221,262)		(500,184)		(231,704)
Forfeited (in shares)	(207,044)		(37,894)		(69,941)
Outstanding at the end of the period (in shares)	1,378,348		1,463,481		1,315,623		965,911
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 20.98	$ 26.38	$ 14.61	$ 19.65	$ 15.44	$ 21.47
Granted (in dollars per share) | (per share)	15.75	21.47	25.58	32.16	10.95	14.72
Exercised (in dollars per share) | (per share)	11.81	16.10	11.86	14.91	8.75	11.76
Forfeited (in dollars per share) | (per share)	25.10	34.24	19.55	24.58	14.32	19.25
Outstanding at the end of the period (in dollars per share) | (per share)	$ 19.64	$ 26.79	$ 20.98	$ 26.38	$ 14.61	$ 19.65	$ 15.44
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	2 years 9 months 18 days		3 years 2 months		2 years 11 months		2 years 6 months
Outstanding at the end of the period	2 years 9 months 18 days		3 years 2 months		2 years 11 months		2 years 6 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period | $	$ 4,788		$ 4,687		$ 3,541
Exercised | $	1,222		6,997		1,608
Outstanding at the end of the period | $	$ 822		$ 4,788		$ 4,687		$ 3,541